INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,252,615	39,162,618
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,244,258	49,697,404
Debt securities [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Up to 1 month | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	941,587	1,120,443
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | More than 1 month and no more than 3 months | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,540	30,655
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | More than 3 months and no more than 1 year | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,269,880	7,016,333
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | More than 1 year and no more than 5 years | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		136,318
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | More than 5 years and no more than 10 years | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		68,447
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | More than 10 years | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,963,450	2,336,171
Securities issued or secured by Colombian Government | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,860,258	2,553,693
Securities issued or secured by other Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,351,209	5,563,208
Securities issued or secured by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,540	30,655
Securities issued or secured by other financial entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,963,450	2,350,549
Other debt securities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		64,709
Securities issued or secured by non-financial sector entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		$ 145,553